Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Intangible Assets and Goodwill [Line Items]
Goodwill acquired through business combinations	$ 13,471		$ 17,771
Fresno CGU [member]
Intangible Assets and Goodwill [Line Items]
Pre Discount rate			11.40%
Expected growth rate medicare advantage growth numbers measurement input [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Significant unobservable input, assets			8.0
Expected growth rate medicare advantage growth numbers measurement input [member] | Fresno CGU [member]
Intangible Assets and Goodwill [Line Items]
Growth rate			8.00%
Expected growth rate medicare advantage growth numbers measurement input [member] | Bottom of range [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets			7.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			$ 1,125
Expected growth rate medicare advantage growth numbers measurement input [member] | Top of range [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets			7.50%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			$ 2,239
Terminal value growth rate measurement input [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Significant unobservable input, assets			3.0
Terminal value growth rate measurement input [member] | Fresno CGU [member]
Intangible Assets and Goodwill [Line Items]
Growth rate			3.00%
Terminal value growth rate measurement input [member] | Bottom of range [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets			2.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			$ 1,321
Terminal value growth rate measurement input [member] | Top of range [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets			2.50%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			$ 2,477
Discount rate, measurement input [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Significant unobservable input, assets			10.0
Discount rate, measurement input [member] | Bottom of range [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets			10.50%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			$ 1,665
Discount rate, measurement input [member] | Top of range [member] | Intangible assets and goodwill [member]
Intangible Assets and Goodwill [Line Items]
Percentage of reasonably possible decrease in unobservable input, assets			11.00%
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets			$ 3,312
Business combinations [member]
Intangible Assets and Goodwill [Line Items]
Goodwill acquired through business combinations			17,832	$ 61
Health Innovators Inc. [member]
Intangible Assets and Goodwill [Line Items]
Goodwill acquired through business combinations			61
Fresno [member]
Intangible Assets and Goodwill [Line Items]
Goodwill acquired through business combinations			17,771
Development costs Member
Intangible Assets and Goodwill [Line Items]
Intangibles under development transferred to development costs	14,903	$ 51,932	51,932
Impairment of the development costs	$ 0	$ 6,438	$ 6,436